Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2018
Registrant Name	dei_EntityRegistrantName	WST Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001580350
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2018
Prospectus Date	rr_ProspectusDate	Dec. 31, 2018
WSTCM Sector Select Risk-Managed Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WSTCM SECTOR SELECT RISK-MANAGED FUND RISK/RETURN SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the WSTCM Sector Select Risk-Managed Fund (the "Sector Select RM Fund") is to seek long-term capital appreciation,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	while maintaining a secondary emphasis on generating income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE SECTOR SELECT RM FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Sector Select RM Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 1, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Sector Select RM Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Sector Select RM Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Sector Select RM Fund's performance. During the most recent fiscal year, the Sector Select RM Fund's portfolio turnover rate was 268% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	268.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements" will not correlate to the ratios of expenses to average net assets in the Sector Select RM Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of the Sector Select RM Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Sector Select RM Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Sector Select RM Fund's operating expenses remain the same, except the contractual arrangement to waive Management Fees and reimburse expenses remains in effect only until January 1, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE SECTOR SELECT RM FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Sector Select RM Fund is a "fund of funds." The term "fund of funds" is typically used to describe mutual funds, such as the Sector Select RM Fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds (e.g. open end and closed end mutual funds). In implementing its strategy, the Sector Select RM Fund primarily invests in exchange traded funds ("ETFs") or baskets of securities (i.e., groups of securities related by index or sector made available through certain brokers at a discount brokerage rate).

To achieve its investment objective, the Sector Select RM Fund intends to make investments corresponding to those investments in the WSTCM Sector Select Risk-Managed Index ("WSTE Index"), which is a custom public index created and also managed by the Advisor. The WSTE Index is published by Bloomberg under the symbol "WSTE" and is calculated by S&P Dow Jones Indices. Both the Sector Select RM Fund and the WSTE Index use the same proprietary quantitative model (the "Sector Select Risk-Managed Model") developed by the Advisor to make investment decisions and allocate investments among the various primary sectors ("Sectors") of the S&P 500 Index ("Sector Investments"), fixed income securities ("Fixed Income Investments") and gold related securities ("Gold Investments").

The Sector Select Risk-Managed Model is designed to allocate portfolio investments by evaluating asset class correlation, volatility, trends and momentum. Through the Sector Select Risk-Managed Model, the Sector Select RM Fund identifies up to the five leading Sectors on the basis of momentum and risk adjusted return, with the highest Sector Investment allocation to the top ranked Sector. The Sector Select RM Fund may focus on specific Sectors at different times depending on the Advisor's assessment of market conditions. The Sector Select Risk-Managed Model also seeks to minimize systemic equity market risk. Specifically, at any given time, the Sector Select Risk-Managed Model eliminates allocations to Sectors that it determines have the potential to underperform the overall market or that are experiencing greater market volatility and risk. In addition, secondary to Sector Investment allocation, the Sector Select Risk-Managed Model has the ability to replace up to the Sector Select RM Fund's entire Sector Investment allocation with a combination of investment in Gold Investments and/or Fixed Income Investments.

Generally, the investment universe for the Sector Select Risk-Managed Model is comprised of approximately 15 different ETFs with respect to Sector Investments, Fixed-Income Investments, and Gold Investments (as discussed below). These ETFs are selected by the Advisor, based upon a variety of factors, including, without limitation, liquidity, perceived representation of the applicable asset class, and perceived investment value. Normally, the Sector Select RM Fund will hold from 2 to 8 different positions, as determined by the Sector Select Risk-Managed Model.

The Sector Investments in which the Sector Select RM Fund may invest will generally be ETFs or baskets of securities representing one or more of the Sectors. Currently, the Sectors are consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology and utilities. In general, the Advisor selects up to nine ETFs at any one time (with one ETF focusing on each of the nine different Sectors) that may be invested in by the Sector Select RM Fund as determined by the Sector Select Risk-Managed Model.

Fixed Income Investments of the Sector Select RM Fund will normally include ETFs or baskets of fixed income securities that are primarily considered "investment grade" at the time of investment. The underlying securities in the ETFs or baskets comprising the Fixed Income Investments may be issued by various public- or private-sector entities, may have fixed or floating rates and may be of any maturity or duration. In general, at any given time, the Advisor selects up to five ETFs that invest in fixed income securities of varying duration and interest rate sensitively that may be invested in by the Sector Select RM Fund as determined by the Sector Select Risk-Managed Model.

Gold Investments are generally in securities of companies (which may be ETFs) that buy and hold physical gold. The Sector Select RM Fund does not intend to hold gold directly. In general, at any given time, the Advisor selects one ETF that buys and holds gold that may be invested in by the Sector Select RM Fund as determined by the Sector Select Risk-Managed Model.

The Sector Select RM Fund's investment allocations, determined by the Sector Select Risk-Managed Model, may change frequently and as a result, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during the year. A higher portfolio turnover rate indicates a greater number of changes. Under normal circumstances, the anticipated portfolio turnover rate for the Sector Select RM Fund is expected to be significantly greater than 100%.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE SECTOR SELECT RM FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Sector Select RM Fund is subject to investment risks; therefore, you may lose money by investing in the Sector Select RM Fund. There can be no assurance that the Sector Select RM Fund will be successful in meeting its investment objective. The Sector Select RM Fund is not intended to be a complete investment program. Generally, the Sector Select RM Fund will be subject to the following principal risks:

Market Risk: Market risk refers to the risk that the value of securities in the Sector Select RM Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Advisor's control, including fluctuation in interest rates, the quality of the Fund's investments, economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Sector Select RM Fund's portfolio) may decline, regardless of their long-term prospects.

Investment Model Risk: The share price of the Sector Select RM Fund changes daily based on the performance of the securities in which it invests, the selection of which are determined primarily by the Sector Select Risk-Managed Model. The ability of the Sector Select RM Fund to meet its investment objective is directly related to the ability of the Sector Select Risk-Managed Model to accurately measure market risk or volatility and appropriately react to current and developing market trends. There can be no assurance that the use of the Sector Select Risk-Managed Model will enable the Fund to achieve positive returns or outperform the market, and if the Sector Select Risk-Managed Model and Advisor fail to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund's share price may be adversely affected.

Correlation Risk: Correlation risk refers to the risk that the Sector Select RM Fund's performance may vary somewhat from the performance of the index it seeks to correlate to (WSTE Index) due to such factors as the Fund's cash flow, differences in the Fund's expenses and investment limitations, and timing differences associated with additions to and deletions from the index.

Risks Related to "Fund of Funds" Structure: Investments in ETFs and other investment companies (e.g. open end and closed end mutual funds) subject the Sector Select RM Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Sector Select RM Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the "1940 Act"), the Sector Select RM Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

Risks Related to ETF NAV and Market Price: The market value of an ETF's shares may differ from its net asset value ("NAV"). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the ETF's underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Sector Select RM Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Sector Select RM Fund's NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Sector Select RM Fund invests more heavily in a particular sector, the value of its shares may be sensitive to factors and economic risks that specifically affect that sector. As a result, the Sector Select RM Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries or in different sectors. Additionally, some sectors could be subject to greater government regulation than other sectors, which may impact the share price of companies in these sectors. To the extent the Sector Select RM Fund invests a significant portion of its portfolio in securities representing one or more of the primary sectors of the S&P 500 Index, the Fund is more vulnerable to conditions that negatively affect such sectors.

Fixed Income Securities Risk: There are risks associated with the potential investment of the Sector Select RM Fund's assets in fixed income investments, which include credit risk, interest rate risk, and maturity risk. These risks could affect the value of investments of the Sector Select RM Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments. Additional information about fixed income risks can be found in the Sector Select RM Fund's Statement of Additional Information ("SAI").

●	Credit Risk. The value of the Sector Select RM Fund's fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

●	Interest Rate Risk. The value of the Sector Select RM Fund's fixed income investments will generally vary inversely with the direction of prevailing interest rates. The Sector Select RM Fund may be subject to a greater risk of rising rates due to current period of historically low interest rates and the likelihood of a general rise in interest rates.

●	Maturity Risk. The value of the Sector Select RM Fund's fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Risks Related to Investing in Floating Rate Notes: Floating rate notes attempt to protect investors against a rise in interest rates, but also carry lower yields than fixed rate notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR). Because rates on floating rate notes reset or adjust only periodically, changes in prevailing interest rates (particularly sudden or significant changes) can cause fluctuations in the value of floating rate notes.

Risks Related to Investing in Precious Metals: Risks related to investing in gold and other precious metals include production risks caused by geologic and environmental factors. Furthermore, investments related to precious metals may fluctuate in value sharply over short periods of time and are considered speculative and are affected by a variety of worldwide economic, financial, and political factors.

Concentration Risk: To the extent the WSTE Index is concentrated in a particular sector, the Sector Select RM Fund will generally also be concentrated in that sector. A fund that concentrates in a particular industry sector could experience greater volatility than funds investing in a broader range of industry sectors.

Risks Related to Frequent Trading and Portfolio Turnover: As a result of its trading strategies, the Sector Select RM Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Sector Select RM Fund expenses. High rates of portfolio turnover may lower the performance of the Sector Select RM Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Sector Select RM Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund's taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates. As a result of its trading strategies, the Sector Select RM Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Under normal circumstances, the anticipated portfolio turnover rate for the Sector Select RM Fund is expected to be greater than 100%.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Sector Select RM Fund is subject to investment risks; therefore, you may lose money by investing in the Sector Select RM Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Sector Select RM Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. The bar chart and table show the performance of the Sector Select RM Fund's Institutional Class shares. The Sector Select RM Fund's Investor Class shares would have substantially similar annual returns and would differ only to the extent the Investor Class has different expenses. How the Sector Select RM Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-515-4626 or by visiting www.wstcmfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Sector Select RM Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-515-4626
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wstcmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Sector Select RM Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	WSTCM Sector Select Risk-Managed Fund Institutional Shares Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The 2018 year-to-date return of the Sector Select RM Fund's Institutional Class shares through September 30, 2018 is 4.09%.

Quarterly Returns During This Time Period

Highest: 6.88% (quarter ended December 31, 2014)
Lowest: -3.71% (quarter ended March 31, 2016)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for Investor Class shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Institutional Class shares only and after-tax returns for Investor Class shares will vary.

WSTCM Sector Select Risk-Managed Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WSTEX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.68%	[1]
Management Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.81%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.87%	[1],[2]
One Year	rr_ExpenseExampleYear01	$ 190
Three Years	rr_ExpenseExampleYear03	1,354
Five Years	rr_ExpenseExampleYear05	2,501
Ten Years	rr_ExpenseExampleYear10	$ 5,303
WSTCM Sector Select Risk-Managed Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WSTIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%	[1]
Management Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.62%	[1],[2]
One Year	rr_ExpenseExampleYear01	$ 165
Three Years	rr_ExpenseExampleYear03	643
Five Years	rr_ExpenseExampleYear05	1,148
Ten Years	rr_ExpenseExampleYear10	$ 2,536
Annual Return 2014	rr_AnnualReturn2014	8.64%
Annual Return 2015	rr_AnnualReturn2015	(2.17%)
Annual Return 2016	rr_AnnualReturn2016	(2.84%)
Annual Return 2017	rr_AnnualReturn2017	13.49%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.71%)
1 Year	rr_AverageAnnualReturnYear01	13.49%
Since Inception	rr_AverageAnnualReturnSinceInception	4.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
WSTCM Sector Select Risk-Managed Fund | After Taxes on Distributions | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.36%
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
WSTCM Sector Select Risk-Managed Fund | After Taxes on Distributions and Sales | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.74%
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
WSTCM Sector Select Risk-Managed Fund | S&P 500® Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
Since Inception	rr_AverageAnnualReturnSinceInception	12.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
WSTCM Credit Select Risk-Managed Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WSTCM CREDIT SELECT RISK-MANAGED FUND RISK/RETURN SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the WSTCM Credit Select Risk-Managed Fund (the "Credit Select RM Fund") is to seek total return from income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE CREDIT SELECT RM FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Credit Select RM Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Credit Select RM Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Credit Select RM Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Credit Select RM Fund's performance. During the most recent fiscal year, the Credit Select RM Fund's portfolio turnover rate was 507% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	507.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the ratios of expenses to average net assets in the Credit Select RM Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of the Credit Select RM Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Credit Select RM Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Credit Select RM Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE CREDIT SELECT RM FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Credit Select RM Fund is a "fund of funds." The term "fund of funds" is typically used to describe mutual funds, such as the Credit Select RM Fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds (e.g. open end and closed end mutual funds).

To achieve its investment objective, the Credit Select RM Fund will generally invest in a combination of (i) U.S. high-yield debt securities (commonly known as "junk" bonds, and referred to herein as "High-Yield Securities") and (ii) U.S. investment grade debt securities and U.S. Treasury debt obligations (collectively, "Investment Grade Securities"). Debt securities are also known as fixed income securities. The Credit Select RM Fund defines High-Yield Securities as those rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") or lower than BBB by S&P Global Ratings ("S&P") or Fitch Ratings, Inc. ("Fitch") and defines Investment Grade Securities as those rated Baa or better by Moody's or BBB or better by S&P or Fitch or, if securities are unrated, as determined by the Advisor to be of similar credit quality. Although the Credit Select RM Fund may invest directly in debt securities, it will primarily invest in such securities indirectly through ETFs, open end and closed end mutual funds, and/or baskets of securities (i.e. pre-selected groups of securities that are related by index or sector and made available through certain brokers at a discounted brokerage rate) that each invest primarily in debt securities.

The Advisor allocates assets between High-Yield Securities and Investment Grade Securities using a proprietary quantitative model, its "Credit Select Risk-Managed Strategy." This strategy employs a combination of short-, intermediate- and long-term trend-following techniques to identify periods of favorable or unfavorable market conditions for High-Yield Securities. In allocating portfolio investments between High-Yield Securities and Investment Grade Securities, the Advisor may consider multiple factors, including those related to credit, duration, Federal Reserve policy and the Advisor's expectations for the future course of interest rates and the then-prevailing price and yield levels in the debt market. Normally, the investment universe for the Credit Select Risk-Managed Strategy is comprised of approximately 10 to 20 ETFs that invest in High-Yield Securities and 5 to 10 ETFs that invest in Investment Grade Securities that are selected by the Advisor. The Advisor selects securities for their potential for interest income, capital appreciation, or both. The Credit Select RM Fund invests without restriction as to issuer credit quality, capitalization or security maturity.

Under normal circumstances, at least 80% of the Credit Select RM Fund's net assets (including the amount of any borrowings for investment purposes) will be invested directly or indirectly in U.S. bonds. The Credit Select RM Fund shareholders will be provided with at least 60 days' prior notice of any change to the foregoing policy.

The Credit Select RM Fund's investment allocations, determined by the Credit Select Risk-Managed Strategy, may change frequently and as a result, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during the year. A higher portfolio turnover rate indicates a greater number of changes. Under normal circumstances, the anticipated portfolio turnover rate for the Credit Select RM Fund is expected to be significantly greater than 100%.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE CREDIT SELECT RM FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Credit Select RM Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Credit Select RM Fund will be successful in meeting its investment objective. The Credit Select RM Fund is not intended to be a complete investment program. Generally, the Credit Select RM Fund will be subject to the following principal risks:

Market Risk: Market risk refers to the risk that the value of securities in the Credit Select RM Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Advisor's control, including fluctuation in interest rates, the quality of the Fund's investments, economic conditions, and general bond market conditions.

Investment Model Risk: The share price of the Credit Select RM Fund changes daily based on the performance of the securities in which it invests, the selection of which are determined primarily by the Credit Select Risk-Managed Strategy (the "Credit Select Risk-Managed Model"). The ability of the Credit Select RM Fund to meet its investment objective is directly related to the ability of the Credit Select Risk-Managed Model to accurately measure market risk or volatility and appropriately react to current and developing market trends. There can be no assurance that the use of the Credit Select Risk-Managed Model will enable the Credit Select RM Fund to achieve positive returns or outperform the market. If the Credit Select Risk-Managed Model and Advisor fail to accurately evaluate market risk or appropriately react to current and developing market conditions, the Credit Select RM Fund's share price may be adversely affected.

Income Risk: A primary source of income for the Credit Select RM Fund will be derived from the receipt of interest payments from debt securities. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer's ability to timely make payments of principal and interest. If the issuer fails to make timely interest and/or principal payments, then the Credit Select RM Fund's current income will be adversely affected and reduced.

Interest Rate Risk: The value of the Credit Select RM Fund's debt securities will generally vary inversely with the direction of the prevailing interest rates. A rise in interest rates will normally cause the value of debt securities to decrease. Consequently, changes in interest rates may have a significant effect on the Credit Select RM Fund, especially if the Fund is holding a significant portion of its assets in debt securities that are particularly sensitive to interest rate fluctuations, such as debt securities with long-term maturities, zero coupon bonds, and debentures. The Credit Select RM Fund may be subject to greater risk of rising interest rates due to the current period of historically low interest rates and the likelihood of a general rise in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a debt security (including corporate, government and mortgage-backed securities) will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer fails to pay interest, the Credit Select RM Fund's income will be reduced. If the issuer fails to repay principal, the value of that debt security and of the Credit Select RM Fund's shares may be reduced. To the extent the Credit Select RM Fund invests in lower rated debt securities (such as High Yield Securities), the Fund will be subject to a higher level of credit risk than a fund that invests only in the highest rated debt securities.

Corporate Debt Securities Risk: The Credit Select RM Fund's debt securities investments may directly or indirectly include corporate debt securities. Corporate debt obligations purchased by the Credit Select RM Fund may be any credit quality, maturity or yield. Accordingly, the Credit Select RM Fund's debt securities may include "investment grade" securities (those rated at least Baa by Moody's, BBB by S&P or Fitch or, if not rated, of equivalent quality in the Advisor's opinion). In addition, the Credit Select RM Fund's debt securities may include lower-rated debt securities including, without limitation, high-yield and/or junk bonds rated below Baa by Moody's or BBB by S&P's or Fitch (see "Junk Bonds or Lower-rated Securities Risk" below). The Credit Select RM Fund's fixed income securities investments are subject to risks of non-payment of interest and principal, the risk that bond demand in the marketplace will decrease periodically, and the risk that ratings of the various credit services (and the Advisor's independent assessments of the securities creditworthiness) are or may become inaccurate.

U.S. Government Securities Risk: Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may not be backed by the "full faith and credit" of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

Junk Bonds or Lower-Rated Securities Risk: Debt securities rated below Baa by Moody's and BBB by S&P or Fitch are generally considered speculative in nature and are generally subject to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated debt securities. Lower-rated debt securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These debt securities are considered below "investment-grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher-rated debt securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Credit Select RM Fund's net asset value. These risks can reduce the value of the Credit Select RM Fund's shares and the income it earns.

Liquidity Risk: Liquidity risk is the risk that Credit Select RM Fund may not be able to sell a particular investment at an advantageous time or price. For example, if a debt security is downgraded or drops in price, the market demand for such security may be limited, making the security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions. Investments in debt securities, including below investment grade securities, tend to involve greater liquidity risk.

Maturity Risk: Maturity risk is another factor that can affect the value of the Credit Select RM Fund's debt security holdings. In general, but not in all cases, the longer the maturity of a debt security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Credit Select RM Fund will be subject to greater maturity risk to the extent it is invested in debt securities with longer maturities.

Prepayment Risk: Issuers of debt securities in which the Credit Select RM Fund may invest may be able to prepay principal due on these securities. Declining interest rates may encourage issuers to pay off their debt obligations sooner than expected. This can reduce the effective maturity of the debt security and lower returns to the Credit Select RM Fund, especially if the Fund reinvests its assets at a lower prevailing interest rate.

Risks Related to ETF and Closed End Fund NAV and Market Price: The market value of the shares of an ETF or closed end fund may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF or closed end fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities held by the ETF or closed end fund. Accordingly, there may be times when an ETF or closed end fund trades at a premium (creating the risk that the Credit Select RM Fund pays more than NAV for the ETF or fund when making a purchase) or discount (creating the risks that the Credit Select RM Fund's NAV is reduced for undervalued ETFs or closed end funds it holds, and that the Fund receives less than NAV when selling an ETF or closed end fund).

Regional and Sector Risk: Regional and sector risk is the risk that if the Credit Select RM Fund invests heavily in securities within the same state, region, currency, industry or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if its investments were not so focused. To the extent the Credit Select RM Fund invests heavily in securities in any such area that experiences an adverse development, the value of the Fund's portfolio may be negatively affected.

Risks Related to "Fund of Funds" Structure: Investments in ETFs and open end and closed end mutual funds subject the Credit Select RM Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Credit Select RM Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the "1940 Act"), the Credit Select RM Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

Risks Related to Frequent Trading and Portfolio Turnover: As a result of its trading strategies, the Credit Select RM Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Credit Select RM Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Credit Select RM Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund's taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates. As a result of its trading strategies, the Credit Select RM Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Under normal circumstances, the anticipated portfolio turnover rate for the Credit Select RM Fund is expected to be greater than 100%.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Credit Select RM Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Credit Select RM Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. The bar chart and table show the performance of the Credit Select RM Fund's Institutional Class shares. The Credit Select RM Fund's Investor Class shares would have substantially similar annual returns and would differ only to the extent the Investor Class has different expenses. How the Credit Select RM Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-515-4626 or by visiting www.wstcmfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Credit Select RM Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-515-4626
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wstcmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Credit Select RM Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	WSTCM Credit Select Risk-Managed Fund Institutional Shares Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The 2018 year-to-date return of the Credit Select RM Fund's Institutional Class shares through September 30, 2018 is 1.18%.

Quarterly Returns During This Time Period

Highest: 3.91% (quarter ended June 30, 2016)
Lowest: -0.54% (quarter ended December 31, 2015)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for Investor Class shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts("IRAs"). After-tax returns are shown for Institutional Class shares only and after-tax returns for Investor Class shares will vary.

WSTCM Credit Select Risk-Managed Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WAMBX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%	[3]
One Year	rr_ExpenseExampleYear01	$ 166
Three Years	rr_ExpenseExampleYear03	514
Five Years	rr_ExpenseExampleYear05	887
Ten Years	rr_ExpenseExampleYear10	$ 1,933
WSTCM Credit Select Risk-Managed Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WAMIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[3]
One Year	rr_ExpenseExampleYear01	$ 140
Three Years	rr_ExpenseExampleYear03	437
Five Years	rr_ExpenseExampleYear05	755
Ten Years	rr_ExpenseExampleYear10	$ 1,657
Annual Return 2015	rr_AnnualReturn2015	(0.66%)
Annual Return 2016	rr_AnnualReturn2016	12.12%
Annual Return 2017	rr_AnnualReturn2017	3.53%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.54%)
1 Year	rr_AverageAnnualReturnYear01	3.53%
Since Inception	rr_AverageAnnualReturnSinceInception	4.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
WSTCM Credit Select Risk-Managed Fund | After Taxes on Distributions | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.84%
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
WSTCM Credit Select Risk-Managed Fund | After Taxes on Distributions and Sales | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.00%
Since Inception	rr_AverageAnnualReturnSinceInception	2.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
WSTCM Credit Select Risk-Managed Fund | Bloomberg Barclays U.S. Corporate High Yield Bond Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014

[1]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements" will not correlate to the ratios of expenses to average net assets in the Sector Select RM Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[2]	Wilbanks, Smith & Thomas Asset Management, LLC, d/b/a WST Capital Management (the "Advisor") has entered into an Expense Limitation Agreement with the Sector Select RM Fund under which it has contractually agreed to waive or reduce Management Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, Acquired Fund Fees and Expenses, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and payments, if any, under a Rule 12b-1 Distribution Plan) to not more than 1.25% of the average daily net assets allocable to each Class of the Fund. The Expense Limitation Agreement is currently in effect until January 1, 2020. The Expense Limitation Agreement may be terminated by the WST Investment Trust (the "Trust") or the Advisor at the end of its then-current term upon not less than 90 days' notice. The Trust's Board of Trustees (the "Board" or "Trustees") may terminate the Expense Limitation Agreement at any time.
[3]	"Total Annual Fund Operating Expenses" will not correlate to the ratios of expenses to average net assets in the Credit Select RM Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."